Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (79,065)	$ 15,527	$ (4,783)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	13,565	7,096	4,711
Fair value of warrants deducted from revenues	22,500	25,423	5,366
Share based compensation	22,649	15,133	10,036
Amortization of premium and accretion of discount on marketable securities, net	1,820	1,279	395
Realized loss (gain) on sale of marketable securities	10	(32)	(503)
Change in operating assets and liabilities:
Trade receivables, net	(15,891)	1,782	(9,529)
Inventories, net	(29,004)	(14,079)	(15,827)
Other non-current assets	(4,251)	(110)	54
Prepaid expenses and other current assets	(8,635)	(4,134)	(2,333)
Deferred taxes	8,530	(2,064)	2,177
Operating lease right-of-use assets and liabilities, net	(2,918)	211	1,265
Trade payables	(26,948)	12,865	6,864
Employees and payroll accruals	(7,674)	9,698	6,366
Deferred revenues and customers’ advances	(1,426)	(21,668)	24,286
Accrued expenses and other current liabilities	7,190	5,648	4,822
Accrued severance pay, net	(237)	309	143
Other non-current liabilities	13	760	(877)
Loss from sale and disposal of property, plant and equipment	425		139
Foreign currency translation loss on intercompany balances with foreign subsidiaries			(362)
Net cash provided by (used in) operating activities	(99,347)	53,644	32,410
Cash flows from investing activities:
Purchase of property, plant and equipment	(18,042)	(14,477)	(13,489)
Acquisition of intangible assets and capitalization of software development costs	(308)	(130)	(121)
Proceeds from sale of property, plant and equipment	71		4
Investment in equity securities	(820)	(351)
Cash paid in connection with acquisition, net of cash acquired	(14,654)	(14,991)	(15,535)
Proceeds from (investment in) short-term bank deposits, net	(265,865)	215,636	(129,804)
Proceeds from sale of marketable securities	1,945	1,000	58,532
Proceeds from maturity of marketable securities	27,898	13,526	21,706
Investment in marketable securities	(137,500)	(110,458)	(35,923)
Net cash provided by (used in) investing activities	(407,275)	89,755	(114,630)
Cash flows from financing activities:
Proceeds from public offering, net of issuance costs		339,760	161,981
Exercise of employee stock options	619	4,850	5,660
Payments of withholding taxes related to exercise of share-based awards	(951)	(2,235)	(596)
Net cash provided by (used in) financing activities	(332)	342,375	167,045
Foreign currency translation adjustments on cash and cash equivalents			209
Increase (decrease) in cash and cash equivalents	(506,954)	485,774	85,034
Cash and cash equivalents at the beginning of the period	611,551	125,777	40,743
Cash and cash equivalents at the end of the period	104,597	611,551	125,777
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	13,171	435	1,028
Non-cash investing and financing activities:
Purchase of property, plant and equipment acquired	1,692	2,461	1,904
Inventory transferred to be used as property, plant and equipment	6,792	3,572	990
Right-of-use asset recognized with corresponding lease liability	$ 7,585	$ 5,688	$ 2,929